Stock Options issue (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Options were valued using the Black Scholes model stock price at valuation	$ 1.2
Expected term of Options in years	3
Options were valued using the Black Scholes model Exercise price at valuation Minimum	$ 3.00
Options were valued using the Black Scholes model Exercise price at valuation Maximum	$ 5.00
Options were valued using the Black Scholes model risk free rate minimum	0.41%
Options were valued using the Black Scholes model risk free rate maximum	0.93%
Options were valued using the Black Scholes model dividend yield rate	0.00%
Options were valued using the Black Scholes model volatility rate	174.00%